Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure of Financial Instruments Classified as Transition Not Yet Completed
Financial instruments classified as transition not yet completed as of December 31, 2021 are as follows:

(in millions of Won)	USD LIBOR(*3)			OTHER LIBOR(*4)
Category(*5)	Transition not yet completed		Modification of clause completed	Transition not yet completed	Modification of clause completed
Non-derivative financial assets(*1)
Loans	￦	4,742	—	—	—
Non-derivative financial liabilities(*1)
Borrowings		2,328,046	18,968	51,512	51,512
Derivatives(*2)
Interest rate swap		6,372	—	—	—
Foreign currency swap		—	—	(2,548)	(2,548)

Net Borrowing-to-Equity Ratio
Net
borrowing-to-equity
ratio as of December 31, 2020 and 2021 is as follows:

(in millions of Won)	2020		2021
Total borrowings	￦	20,497,607	21,741,216
Less: Cash and cash equivalents		4,754,644	4,775,166

Net borrowings		15,742,963	16,966,050
Total equity		47,603,523	54,713,966

Net borrowings-to-equity ratio		33.07%	31.01%